Cover	Feb. 16, 2024
Document Information Line Items
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 16, 2024
Entity Ex Transition Period	false
Entity File Number	000-56113
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	91-1495764
Entity Address Address Line 1	405 West Main Avenue
Entity Address Address Line 2	Suite 2D
Entity Address City Or Town	West Fargo
Entity Address State Or Province	ND
Entity Address Postal Zip Code	58078
City Area Code	307
Local Phone Number	223-1663
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	BTBDW
Security Exchange Name	NASDAQ